Fair Value Measurements - Schedule of Assumptions Used in Estimating Fair Value (Details)			9 Months Ended	12 Months Ended
	Jan. 24, 2017	Jul. 08, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Weighted-average risk free interest rate			1.80%
Weighted-average expected life (in years)			4 years 9 months 18 days
Expected dividend yield			0.00%
Common Stock Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Weighted-average risk free interest rate			1.60%	0.92%	1.71%
Weighted-average expected life (in years)			2 years 8 months 12 days	2 years 6 months	3 years 8 months 12 days
Expected dividend yield			0.00%	0.00%	0.00%
Weighted average expected volatility			120.00%	136.00%	119.00%
Common Stock Warrants [Member] | Monte Carlo Simulation Valuation Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Weighted-average risk free interest rate	1.94%	0.95%		1.47%
Weighted-average expected life (in years)	5 years	5 years		4 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted average expected volatility	6560.00%	67.91%		65.48%
Common Stock Warrants [Member] | Monte Carlo Simulation Valuation Model [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Weighted-average risk free interest rate			1.77%
Weighted-average expected life (in years)			3 years 9 months
Weighted average expected volatility			62.60%
Common Stock Warrants [Member] | Monte Carlo Simulation Valuation Model [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Weighted-average risk free interest rate			1.89%
Weighted-average expected life (in years)			4 years 6 months 10 days
Weighted average expected volatility			62.63%